Evergreen New Jersey Municipal Money Market Fund: Annual Report as of January 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
19	INDEPENDENT AUDITORS’ REPORT
20	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for the Evergreen New Jersey Municipal Money Market Fund, which covers the 12-month period ended January 31, 2003.

Market analysis

We believe the case for proper asset allocation was made quite evident to investors over the past 12 months. While equities continued to struggle and bonds were mostly strong, money markets provided investors with consistency amid their growing popularity. The increased market volatility resulted in higher flows into cash accounts, and investors benefited from this strategy. Indeed, the past year was best measured in relative performance, and many investors participating in money market funds enjoyed stability despite the very low interest rate environment.

The increased volatility in the financial markets over the past year can be attributed not only to the weaker-than-expected economic recovery, but also to the accounting scandals that severely undermined corporate credibility. If these troubles were not enough, investors had to contend with the uncertain geopolitical situation, as the potential for war and terror attacks weighed heavily on everyone’s minds. Many investors chose to flee the equity markets, and stocks declined for the third consecutive year during 2002, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted many investors despite the $150 billion federal budget deficit. Cash levels, as measured by CDs, savings accounts and money market funds, rose to an estimated $6.5 trillion, an amount equivalent to almost two-thirds of total United States economic output.

LETTER TO SHAREHOLDERS continued

The period began with solid economic growth in the first quarter of last year and some momentum from the rally in late 2001. However, moderating economic growth and drastically reduced earnings expectations pummeled equities and money flowed back into treasuries and money markets. The Enron scandal served to exacerbate this trend and as other instances of corporate malfeasance surfaced, investor confidence plunged.

These disturbing events resulted in relatively quick action from the leadership in Washington as President Bush, members of Congress and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002, requiring new procedures for financial reporting and outlining the punishment for perpetrators of fraud. Corporate CEOs and CFOs are now required to attest to the veracity of the financial statements submitted quarterly to the SEC.

But just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and the economic recovery remained slower than hoped. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and economic data was mixed. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan, who ultimately surprised investors with a larger-than-expected 50-basis point interest rate cut in early November.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle recoveries. In this environment, which continues to be framed by geopolitical concerns, money market investments will remain an important portfolio component.

LETTER TO SHAREHOLDERS continued

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of January 31, 2003

MANAGEMENT TEAM

Diane C. Beaver
Tax-Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 10/26/1998
	Class A	Class S	Class I
Class Inception Date	10/26/1998	6/30/2000	4/5/1999

Average Annual Return

1 year	0.90%	0.60%	1.21%

Since portfolio inception	2.28%	2.09%	2.55%

7-day annualized yield	0.58%	0.29%	0.89%

30-day annualized yield	0.52%	0.22%	0.82%

12-month income dividends per share	$0.009	$0.006	$0.012

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

PORTFOLIO COMPOSITION
(based on 1/31/2003 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Total Net Assets: $170,676,675
Average Maturity: 42 days

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001	2000	1999[1]
CLASS A
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.02	0.03	0.03	0.01
Distributions to shareholders from
Net investment income	-0.01	-0.02	-0.03	-0.03	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.90%	2.11%	3.45%	2.59%	0.66%
Ratios and supplemental data
Net assets, end of period (millions)	$42	$37	$34	$111	$95
Ratios to average net assets
Expenses[2]	0.86%	0.85%	0.82%	0.84%	0.85%[3]
Net investment income	0.81%	2.01%	3.38%	2.57%	2.46%[3]

1.   For the period from October 26, 1998 (commencement of class operations), to January 31, 1999.

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001[1]
CLASS S
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.60%	1.81%	1.84%
Ratios and supplemental data
Net assets, end of period (millions)	$108	$136	$98
Ratios to average net assets
Expenses[2]	1.16%	1.15%	1.14%[3]
Net investment income	0.51%	1.71%	3.07%[3]

1.   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001	2000[1]
CLASS I2
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.02	0.04	0.02
Distributions to shareholders from
Net investment income	-0.01	-0.02	-0.04	-0.02

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	1.21%	2.42%	3.76%	2.47%
Ratios and supplemental data
Net assets, end of period (millions)	$21	$6	$2	$2
Ratios to average net assets
Expenses[3]	0.56%	0.55%	0.53%	0.52%[4]
Net investment income	1.04%	2.32%	3.69%	3.06%[4]

1.   For the period from April 5, 1999 (commencement of class operations), to January 31, 2000.

2.   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

3.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4.   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
Community Development District 5.3%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, (LOC: Zions First National Bank), 1.45%, VRDN	$ 3,580,000	$ 3,580,000
New Jersey EDA RB, East Meadow Corp. Proj.:
Ser. 1986-A, (LOC: Sanwa Bank, Ltd.), 3.80%, VRDN	1,675,000	1,675,000
Ser. 1986-B, (LOC: Sanwa Bank, Ltd.), 3.80%, VRDN	3,870,000	3,870,000
9,125,000
Education 4.1%
New Jersey EDA RB:
Ser. 572, (Liq.: Morgan Stanley & Insd. by AMBAC), 1.10%, VRDN	6,000,000	6,000,000
The Peddie Sch. Proj., (Liq.: PNC Bank), 1.10%, VRDN	1,000,000	1,000,000
7,000,000
General Obligation - Local 8.0%
Atlantic City, NJ GO, BAN, 2.75%, 4/7/2003	3,000,000	3,003,298
East Orange, NJ GO, TAN, Ser. A, 3.25%, 8/12/2003	4,000,000	4,017,282
Essex Cnty., NJ GO Utils. Auth. Wtr. Sys., Rev. Proj. Notes, 3.00%, 11/25/2003	2,500,000	2,516,796
Morris Plains, NJ GO, BAN, 2.40%, 7/30/2003	1,865,000	1,873,035
North Plainfield, NJ GO, BAN, 2.40%, 7/25/2003	2,173,000	2,180,752
13,591,163
General Obligation - State 13.5%
California, RAN, 2.50%, 6/27/2003	1,760,000	1,764,745
New Jersey Env. Infrastructure GO, MSTR, (LOC: JP MorganChase), 1.25%, VRDN	9,135,000	9,135,000
New Jersey GO:
MSTR, Ser. 1995-CB1, (LOC: JP MorganChase), 1.25%, VRDN	6,130,000	6,130,000
MTC, Class A, (SPA: ZCM Matched Funding Corp.), 1.18%, VRDN	3,000,000	3,000,000
RAN, 3.00%, 6/12/2003	3,000,000	3,016,089
23,045,834
Hospital 17.2%
Illinois Dev. Fin. Auth. RB, Provena Hlth. Proj., Ser. 1998-C, (LOC: Bank One & Insd. by MBIA), 1.40%, VRDN	1,000,000	1,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Beth Israel Hosp., Ser. A-1, (LOC: Valley National Bank), 1.05%, VRDN	8,000,000	8,000,000
Holland Christian, Ser. A-2, (LOC: Valley National Bank), 1.05%, VRDN	3,800,000	3,800,000
PFOTER, (SPA: Svenska Handelsbank & Insd. by AMBAC), 1.60%, 8/1/2003	8,795,000	8,795,000
St. Mary’s Hosp., Ser. A-4, (LOC: Valley National Bank), 1.05%, VRDN	4,900,000	4,900,000
Wiley Mission Proj., (LOC: Commerce Bank), 1.13%, VRDN	2,770,000	2,770,000
29,265,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing 10.3%
Class B RB Certificate Trust, Ser. 2001-1, (Liq.: American International Group), 1.58%, VRDN	$ 5,600,000	$ 5,600,000
Manitowoc, WI CDA MHRB, Hsg. Great Lakes Training, (SPA: Bayerische Landesbk), 1.38%, VRDN	3,000,000	3,000,000
New Jersey Hsg. & Mtge. Fin. Agcy.,MHRB, Ser. F, (Insd. by FSA), 2.70%, 5/1/2003	2,000,000	2,002,589
Newark, NJ Hsg. Auth. MHRB, (Liq.: Merrill Lynch & Co.), 1.33%, VRDN	3,000,000	3,000,000
PFOTER, PPT Class I, (Liq.: Merrill Lynch & Co.), 1.38%, VRDN	4,000,000	4,000,000
17,602,589
Manufacturing 15.0%
Braxton Cnty., WV Solid Wst. Disposal RRB, Weyerhaeuser Co. Proj., Ser. A, (Gtd. by Wisconsin P&L), 2.00%, VRDN	700,000	700,000
Elk Cnty., PA IDRB, Stackpole Corp. Proj., (LOC: Citizens Bank), 1.75%, VRDN	2,750,000	2,750,000
Frankfort, IN EDRB, Gen. Seating America Proj., (SPA: Mizuho Bank, Ltd.), 4.25%, VRDN	1,700,000	1,700,000
Logan, UT IDRB, Scientific Tech Inc., (LOC: Bank of the West), 1.40%, VRDN	2,100,000	2,100,000
Michigan Strategic Fund Ltd. RB, Dow Chemical Co. Proj., (Gtd. by Dow Chemical), 1.70%, VRDN	2,500,000	2,500,000
New Jersey EDA RB:
El Dorado Terminals Project-B, (LOC: Suntrust Banks), 1.30%, VRDN	2,200,000	2,200,000
Hoben Investors Proj., (LOC: Valley National Bank), 1.28%, VRDN	1,860,000	1,860,000
Omni Baking Corp. Proj., (LOC: PNC Bank), 1.20%, VRDN	5,400,000	5,400,000
RFC Container, Inc., (LOC: PNC Bank), 1.20%, VRDN	3,280,000	3,280,000
Superior Bakers, Ser. A, (LOC: PNC Bank), 1.20%, VRDN	2,335,000	2,335,000
West Baton Rouge Parish, LA Indl. Dist. RB, Dow Chemical Co. Proj., Ser. B, (Gtd. by Dow Chemical), 1.65%, VRDN	700,000	700,000
25,525,000
Miscellaneous Revenue 4.1%
Essex Cnty., NJ Impt. Auth. Lease RB, BAN, 2.75%, 8/6/2003	3,000,000	3,016,363
New Jersey Bldg. Auth. RB, PFOTER, (Insd. by FSA & Liq.: Merrill Lynch & Co.), 1.07%, VRDN	4,000,000	4,000,000
7,016,363
Transportation 17.9%
New Jersey Trans. Auth., PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.12%, VRDN	1,000,000	1,000,000
New Jersey Trans. Corp. Cert., Ser. 264, 1.10%, VRDN	2,000,000	2,000,000
New Jersey Trans. Trust Fund Auth. RB, MTC, Ser. 2001-1, (Liq.: Commerzbank AG), 1.63%, VRDN	12,745,000	12,745,000
New Jersey Transit Corp. RB, Ser. 16, (Liq.: Salomon Smith Barney & Insd. by AMBAC), 1.23%, VRDN	8,250,000	8,250,000
New Jersey Turnpike Auth. RB, PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.12%, VRDN	3,825,000	3,825,000
PFOTER, Ser. 2001-SG, (SPA: Societe Generale & Insd. by FGIC), 1.33%, VRDN	1,300,000	1,300,000
South Jersey Port Corp. RRB, 4.50%, 1/1/2004	1,425,000	1,453,586
30,573,586
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility 4.0%
Carlton, WI PCRB, Wisconsin Power & Light Proj., (Gtd. by Wisconsin P&L), 1.65%, VRDN	$ 1,200,000	$ 1,200,000
Carroll Cnty., KY Collateralized Solid Wst. Disp. Facs. RB, Kentucky Utils. Co. Proj., Ser. A, (Gtd. by Kentucky Utility), 1.50%, VRDN	1,000,000	1,000,000
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. A, (LOC: Suntrust Banks), 1.30%, VRDN	200,000	200,000
Ser. B, (LOC: Bank One), 1.30%, VRDN	2,500,000	2,500,000
Ser. C, (LOC: Suntrust Banks), 1.30%, VRDN	1,300,000	1,300,000
Sweetwater Cnty., WY Env. Impt., Pacificorp Proj., Ser. 1995, (LOC: Bank One), 1.45%, VRDN	200,000	200,000
York Cnty., SC PCRB, (Gtd. by Duke Energy), 1.90%, 2/5/2003	500,000	500,000
6,900,000
Total Investments (cost $169,644,535) 99.4%		169,644,535
Other Assets and Liabilities 0.6%		1,032,140
Net Assets 100.0%		$ 170,676,675

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Administration
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificate
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipt
PPT	Pooled Puttable Trust
RAN	Revenue Anticipation Note
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Security Purchase Agreement
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments invested by geographic location as of January 31, 2003 (unaudited):

Percentage of Total Investments
New Jersey	80.3%
California	4.3%
Non-State Specific	3.1%
Wisconsin	2.5%
Colorado	2.1%
Pennsylvania	1.6%
Michigan	1.5%
Utah	1.2%
Indiana	1.0%
Illinois	0.6%
Kentucky	0.6%
Louisiana	0.4%
West Virginia	0.4%
South Carolina	0.3%
Wyoming	0.1%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003

Assets
Investments at amortized cost	$ 169,644,535
Receivable for Fund shares sold	450,000
Interest receivable	709,758
Prepaid expenses and other assets	32,605

Total assets	170,836,898

Liabilities
Dividends payable	45,625
Due to custodian bank	95,570
Advisory fee payable	6,034
Distribution Plan expenses payable	6,330
Due to other related parties	870
Accrued expenses and other liabilities	5,794

Total liabilities	160,223

Net assets	$ 170,676,675

Net assets represented by
Paid-in capital	$ 170,677,572
Overdistributed net investment income	(897)

Total net assets	$ 170,676,675

Net assets consists of
Class A	$ 41,932,917
Class S	107,776,348
Class I	20,967,410

Total net assets	$ 170,676,675

Shares outstanding
Class A	41,921,205
Class S	107,782,684
Class I	20,973,683

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2003

Investment income
Interest	$ 2,911,852

Expenses
Advisory fee	716,324
Distribution Plan expenses
Class A	119,677
Class S	731,665
Administrative services fees	103,936
Transfer agent fee	23,106
Trustees’ fees and expenses	4,141
Printing and postage expenses	15,103
Custodian fee	46,143
Registration and filing fees	36,556
Professional fees	19,528
Other	15,199

Total expenses	1,831,378
Less: Expense reductions	(2,224)

Net expenses	1,829,154

Net investment income	1,082,698

Net realized gains on securities	29,320

Net increase in net assets resulting from operations	$ 1,112,018

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2003		2002

Operations
Net investment income		$ 1,082,698		$ 3,072,899
Net realized gains on securities		29,320		100,397

Net increase in net assets resulting from operations		1,112,018		3,173,296

Distributions to shareholders from
Net investment income
Class A		(360,035)		(836,696)
Class S		(726,251)		(2,073,616)
Class I*		(145,798)		(162,587)

Total distributions to shareholders		(1,232,084)		(3,072,899)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	113,217,794	113,217,794	118,730,983	118,730,983
Class S	137,271,327	137,271,327	203,369,916	203,369,916
Class I*	82,758,102	82,758,102	38,357,778	38,357,778

		333,247,223		360,458,677

Net asset value of shares issued in reinvestment of distributions
Class A	270,136	270,136	724,822	724,822
Class I*	60,099	60,099	44,790	44,790

		330,235		769,612

Payment for shares redeemed
Class A	(108,748,041)	(108,748,041)	(116,126,024)	(116,126,024)
Class S	(165,114,175)	(165,114,175)	(165,787,112)	(165,787,112)
Class I*	(67,747,581)	(67,747,581)	(34,475,040)	(34,475,040)

		(341,609,797)		(316,388,176)

Net increase (decrease) in net assets resulting from capital share transactions		(8,032,339)		44,840,113

Total increase (decrease) in net assets		(8,152,405)		44,940,510
Net assets
Beginning of period		178,829,080		133,888,570

End of period		$ 170,676,675		$ 178,829,080

Undistributed (overdistributed) net investment income		$ (897)		$ 119,169

* Effective at the close of business of May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or a contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.41% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees in order to limit operating expenses. For any fee waivers made after January 1, 2003, EIMC may recoup any amounts waived up to a period of three years following the end of the fiscal year in which the fee waivers were made.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian and a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $2,224 which represents 0.00% of its average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2003, the components of distributable earnings on a tax basis consisted of overdistributed exempt-interest income in the amount of $897.

The tax character of distributions paid for the year ended January 31, 2003 was $29,320 of ordinary income and $1,202,764 of exempt-interest income.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2003, the Fund did not participate in the interfund lending program.

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended January 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Money Market Fund, a portfolio of Evergreen Money Market Trust, as of January 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Money Market Fund, as of January 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 7, 2003

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended January 31, 2003, the percentage representing the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax is 97.64%.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of January 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

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Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034